Assets Held for Sale - Schedule of Current Assets and Current Liabilities Classified Held for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current liabilities held-for-sale	$ 57,394	$ 0
Disposal Group, Held-for-Sale, Not Discontinued Operations | Various Coherent Entities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable	43,353
Inventories	97,236
Prepaid and refundable income taxes	9,023
Prepaid and other current assets	3,067
Total current assets held-for-sale	152,679
Property, plant & equipment, net	103,863
Goodwill	174,373
Intangible assets	141,647
Other assets	32
Less: Impairment of assets held-for-sale	(84,988)
Total noncurrent assets held-for-sale	334,927
Accounts payable	19,209
Accrued compensation and benefits	16,768
Operating lease current liabilities	2,441
Accrued income taxes payable	(226)
Other accrued liabilities	19,202
Total current liabilities held-for-sale	57,394
Deferred income taxes	14,785
Operating lease liabilities	5,980
Other liabilities	7,870
Total noncurrent liabilities held-for-sale	$ 28,635